Derivative instruments - Gains (Losses) Related to Hedging Derivative Portfolio Recognized in the Income Statement (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Derivative Instruments, Gain (Loss) [Line Items]
Gain (loss) recognized in the consolidated income statement due to fair value and cash flow hedging relationships	$ 7,000,000	$ (3,000,000)	$ 4,000,000
Interest rate contracts | Debt Securities | Interest income
Derivative Instruments, Gain (Loss) [Line Items]
Gain or (loss) recognized on derivatives	311,000,000	(631,000,000)	3,530,000,000
Gain or (loss) recognized on hedged item	(311,000,000)	629,000,000	(3,517,000,000)
Interest rate contracts | Long-term debt | Interest expense
Derivative Instruments, Gain (Loss) [Line Items]
Gain or (loss) recognized on derivatives	(218,000,000)	366,000,000	(1,441,000,000)
Gain or (loss) recognized on hedged item	218,000,000	(365,000,000)	1,438,000,000
Interest rate contracts | Loans | Interest income
Derivative Instruments, Gain (Loss) [Line Items]
Gain or (loss) recognized on derivatives	7,000,000	0	0
Gain or (loss) recognized on hedged item	(7,000,000)	0	0
FX contracts | Staff expense
Derivative Instruments, Gain (Loss) [Line Items]
Gain or (loss) on cash flow hedges	5,000,000	0	(9,000,000)
FX contracts | Investment and other revenue
Derivative Instruments, Gain (Loss) [Line Items]
Gain or (loss) on cash flow hedges	2,000,000	(2,000,000)	1,000,000
FX contracts | Debt Securities
Derivative Instruments, Gain (Loss) [Line Items]
Gain from components excluded from assessment of fair value hedge effectiveness, net	0	0	1,000,000
FX contracts | Debt Securities | Foreign exchange revenue
Derivative Instruments, Gain (Loss) [Line Items]
Gain or (loss) recognized on derivatives	0	0	(2,000,000)
Gain or (loss) recognized on hedged item	$ 0	$ 0	$ 4,000,000